2. Investment Securities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Less than 12 months	$ 18,391,284	$ 9,230,335
Unrealized Loss Less than 12 months	96,349	20,874
Fair Value 12 months or more	0	5,186,258
Unrealized Loss 12 months or more	0	63,741
Fair Value	18,391,284	14,416,593
Unrealized Loss	96,349	84,615
U.S. GSE debt securities
Fair Value Less than 12 months	6,243,373	6,023,946
Unrealized Loss Less than 12 months	22,139	8,548
Fair Value 12 months or more	0	5,186,258
Unrealized Loss 12 months or more	0	63,741
Fair Value	6,243,373	11,210,204
Unrealized Loss	22,139	72,289
Agency MBS
Fair Value Less than 12 months	10,664,484	3,206,389
Unrealized Loss Less than 12 months	69,637	12,326
Fair Value 12 months or more	0	0
Unrealized Loss 12 months or more	0	0
Fair Value	10,664,484	3,206,389
Unrealized Loss	69,637	12,326
Other investments
Fair Value Less than 12 months	1,483,427	0
Unrealized Loss Less than 12 months	4,573	0
Fair Value 12 months or more	0	0
Unrealized Loss 12 months or more	0	0
Fair Value	1,483,427	0
Unrealized Loss	$ 4,573	$ 0